Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1, Level 2 and Level 3	₨ 0
Net provisionally priced financial liabilities	5,440		₨ 4,664	$ 74
Undrawn fund based committed facilities	114,117			1,560
Cash, bank and current investments	326,138		377,575	4,459
Pledged financial instruments with carrying amout	219,900		215,949	3,007
Pledged inventories	76,541		85,138	1,046
Net debt	243,084		201,900	3,324
Debt	569,222		579,475	7,783	$ 7,923	₨ 662,262
Maximum exposure to credit risk	538,647		487,908	$ 7,365
Copper sector [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	(1,002)	$ (14)	(1,028)
Copper sector [member] | India [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	₨ (874)	$ (12)	₨ (790)